Fixed assets and assets held for sale - Vessels, net and advances for vessels under construction (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	$ 1,757,897
Impairment of vessel	(7,956)	$ 0
Balance as at end of period	2,275,594
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	2,003,658
Vessel acquisitions	545,889
Improvements	16,665
Impairment of vessel	(7,956)
Classification as asset held for sale	(45,007)
Balance as at end of period	2,513,249
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	(221,761)
Depreciation for the period	(39,561)
Classification as asset held for sale	23,667
Balance as at end of period	(237,655)
Net book value [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	1,781,897
Vessel acquisitions	545,889
Improvements	16,665
Depreciation for the period	(39,561)
Impairment of vessel	(7,956)
Classification as asset held for sale	(21,340)
Balance as at end of period	$ 2,275,594